Feb. 28, 2021
Cash Series Shares | Federated Hermes New York Municipal Cash Trust
Fund Summary Information–Cash Series SharesFederated Hermes New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund’s investment adviser (the “Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund’s Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”).Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:■ Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities.■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.■ Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund’s portfolio, or if the Fund holds cash, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary.■ New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund’s performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. The economies of New York State and New York City are diversified across the finance, insurance, real estate, entertainment and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.■ Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund’s Board that such liquidity fee or redemption gate is in the Fund’s best interest. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund’s best interest. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and TableRisk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averagedover the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Hermes New York Municipal Cash Trust – CS Class

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.19% (quarter ended June 30, 2019). Its lowest quarterly return was 0.00% (quarter ended December 31, 2020).

Average Annual Total Return Table
The following table represents the Fund’s CS class Average Annual Total Returns for the calendar period ended December 31, 2020.
The Fund’s CS class 7-Day Net Yield as of December 31, 2020, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.